Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensa-tion Table Total for PEO ($) (1)	Compensa-tion actually Paid to PEO ($) (1) (2)	Average Summary Compensa-tion Table Total for Non-PEO NEOs ($) (1)	Average Compensa-tion Actually Paid to Non-PEO NEOs ($)(1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($) (5)	Adjusted EBITDA ($ in millions) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	4,563,461	8,141,517	1,291,531	2,081,656	176.48	119.09	39,134,000	113.83
2022	3,623,791	3,175,331	1,085,086	895,314	127.03	111.54	28,059,000	92.10
2021	2,348,503	3,085,979	970,465	1,000,181	163.59	95.03	7,966,000	72.60
2020	1,428,241	1,055,425	690,055	717,537	102.54	83.94	(5,171,000)	75.20

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Mr. Cuomo was our PEO for the full year for each of fiscal years 2023, 2022, 2021 and 2020. For fiscal year 2023, our non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas and Ms. Tehrani. For fiscal year 2022, our non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas and Robert A. Moore and Ms. Tehrani. For fiscal year 2021, our non-PEO NEOs were Messrs. Griffin, Wheeler and Thomas and Moore and Thomas M. Kiernan. For fiscal year 2020, our non-PEO NEOs were Messrs. Griffin, Wheeler, Moore, Thomas, and Kiernan and Thomas R. Loftus.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group total shareholder return is calculated based on the S&P 500 Aerospace & Defense Index (the "Index"). For each Covered Year, the Index cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the Index through each Measurement Period.
PEO Total Compensation Amount	$ 4,563,461	$ 3,623,791	$ 2,348,503	$ 1,428,241
PEO Actually Paid Compensation Amount	$ 8,141,517	3,175,331	3,085,979	1,055,425
Adjustment To PEO Compensation, Footnote

Item and Value Added (Deducted)	2023
For Mr. Cuomo:
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- Summary Compensation Table “Stock Awards” column value	$(2,120,021)
- Summary Compensation Table “Option Awards” column value	$—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,865,311
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$928,090
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(95,324)
-prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+includable dividends/earnings paid or accrued on equity awards during Covered Year	$—

Item and Value Added (Deducted)	2023
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- Summary Compensation Table “Stock Awards” column value	$(443,732)
- Summary Compensation Table “Option Awards” column value
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$1,008,170
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$242,817
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(17,132)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$—
3.For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.05 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on The NASDAQ Global Select Market on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, three-year, and four-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Non-PEO NEO Average Total Compensation Amount	$ 1,291,531	1,085,086	970,465	690,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,081,656	895,314	1,000,181	717,537
Compensation Actually Paid vs. Total Shareholder Return
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Net Income
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Company Selected Measure
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Total Shareholder Return Vs Peer Group
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Tabular List, Table

Revenue
Adjusted Free Cash Flow
Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 176.48	127.03	163.59	102.54
Peer Group Total Shareholder Return Amount	119.09	111.54	95.03	83.94
Net Income (Loss)	$ 39,134,000	$ 28,059,000	$ 7,966,000	$ (5,171,000)
Company Selected Measure Amount	113.83	92.10	72.60	75.20
PEO Name	Mr. Cuomo
Additional 402(v) Disclosure	For each of fiscal years 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts in accordance with SEC rules. For fiscal year 2023, such amounts are set forth in the following tables:Net income is calculated in accordance with U.S. Generally Accepted Accounting Principles. The net income reported in this table for 2022 has been corrected from the amount reported for such year in the Pay Versus Performance table in our 2023 proxy statement ($28,063,000).
Measure:: 3
Pay vs Performance Disclosure
Non-GAAP Measure Description	For purposes of this PVP Table, our adjusted EBITDA was calculated as net income before interest expense, income taxes, amortization of intangible assets and depreciation and other amortization adjusted for discrete items such as acquisition, integration and restructuring costs [related to the acquisition of Precision Aerospace, Desser Aerospace and Honeywell Fuel Control], and non-recurring professional fees [related to the Company's equity offering and debt issuance.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,120,021)
PEO | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Covered Year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,865,311
PEO | Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,090
PEO | Vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,324)
PEO | Prior year-end fair value of prior-year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Includable dividends/earnings paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(443,732)
Non-PEO NEO | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Covered Year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,170
Non-PEO NEO | Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,817
Non-PEO NEO | Vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,132)
Non-PEO NEO | Prior year-end fair value of prior-year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Includable dividends/earnings paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0